Balance Sheet Components	12 Months Ended
Dec. 31, 2023
BALANCE SHEET COMPONENTS [Abstract]
Balance Sheet Components
8.	BALANCE SHEET COMPONENTS (IN THOUSANDS)

	As of December 31,
	2022	2023
Accounts receivable, net
Accounts receivable	$81,453	83,762
Allowance for credit losses	(13,912)	(12,144)

	$67,541	71,618

	As of December 31,
	2022	2023
Prepaid and other current assets
Matching loans due from a related party (See Note 9)	$34,123	$33,665
Prepaid taxes	11,468	17,183
Prepaid revenue-sharing costs	12,552	12,400
Prepaid content and license costs (1)	7,349	5,964
Prepaid professional fees	1,999	1,970
Receivables from third party payment platforms	1,711	1,144
Prepaid rental deposits	1,717	1,126
Prepaid advertising and promotion fees	3,437	645
Employee advances	1,023	534
Interest receivable from bank deposits with original maturities of three months or less	430	447
Prepaid office rent and facilities expenses	320	290
Others	6,964	6,603

	$83,093	$81,971

Other short-term liabilities
Matching loans due to a related party (See Note 9)	34,123	34,123
Share-based awards in Changyou (See Note 18)	26,906	27,831
Deposits from customers	11,100	10,187
Contract deposits from advertisers	2,030	1,743
Lease liabilities	2,039	1,187
Consideration payable for equity investments	707	695
Contingent liability related to Shanghai Jingmao liquidation (2)	21,172	0
Other payables related to Shanghai Jingmao liquidation (3)	8,587	0
Others	7,868	5,716

	$114,532	$81,482

Note (1): Changyou recognized impairment losses of $5.8 million and $2.0 million for prepaid and other current assets related to content and game licenses for 2023 and 2022, respectively.
Note (2): The contingent liability represented the aggregate of estimated potential payments to third parties in connection with the liquidation of Shanghai Jingmao. The stated amount of the contingent liability reflected Changyou’s best estimate as of December 31, 2022 pursuant to ASC
450-20.
In August 2023, the bankruptcy proceeding was concluded by the court, and the likelihood of the Company’s being required to pay such contingent liability became remote. As a result, Changyou reversed such previously recorded contingent liability and recognized the same amount as disposal gain.
Note (3): As of December 31, 2022, the stated amount in other payables represented the aggregate amount that Changyou received from the bankruptcy proceedings as a creditor of Shanghai Jingmao during the process of the liquidation of Shanghai Jingmao. In August 2023, as the bankruptcy proceeding was concluded by the court, Changyou reversed those payables and recognized the same amount, together with an additional distribution of $5.2 million received in 2023, as disposal gain.

	As of December 31,
	2022	2023
Receipts in advance and deferred revenue
Receipts in advance relating to:
Brand advertising business	$2,696	$2,527
Online game business	5,636	3,050
Other business	4,340	4,947

Total receipts in advance	12,672	10,524
Deferred revenue	35,408	40,305

	$48,080	$50,829